EQUITY	12 Months Ended
Dec. 31, 2024
EQUITY [Abstract]
EQUITY
16	EQUITY

a)	Capital stock -

As of December 31, 2024, 2023 and 2022 a total of 94,382,317 shares have been issued at US$5 per share.

b)	Treasury stock -

We present below the stocks of Credicorp Ltd., that the entities of the Group maintain as of December 31, 2024, 2023 and 2022:

	Number of shares
2024	Shares of the Group	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
Atlantic Security International Financial Services	–	125,843	125,843
BCP	–	94,686	94,686
Grupo Crédito	–	38,050	38,050
Pacífico Seguros	–	17,756	17,756
MiBanco	–	12,720	12,720
Credicorp Capital Servicios Financieros	–	10,440	10,440
ASB Bank Corp.	–	10,310	10,310
Prima AFP	–	3,174	3,174
Other Subsidiaries	–	12,812	12,812
	14,620,846	325,791	14,946,637

	Number of shares
2023	Shares of the Group	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
BCP	–	109,185	109,185
Atlantic Security International Financial Services	–	39,309	39,309
Grupo Crédito	–	36,698	36,698
Pacífico Seguros	–	19,912	19,912
MiBanco	–	14,128	14,128
Credicorp Capital Servicios Financieros	–	13,267	13,267
ASB Bank Corp	–	12,041	12,041
Prima AFP	–	3,920	3,920
Other Subsidiaries	–	16,790	16,790
	14,620,846	265,250	14,886,096

	Number of shares
2022	Shares of the Group	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
BCP	–	120,505	120,505
Grupo Crédito	–	23,214	23,214
Pacífico Seguros	–	20,606	20,606
Credicorp Capital Servicios Financieros	–	15,007	15,007
MiBanco	–	14,260	14,260
ASB Bank Corp	–	11,791	11,791
Prima AFP	–	5,406	5,406
Other Subsidiaries	–	17,588	17,588
	14,620,846	228,377	14,849,223

(*) It corresponds mainly to the treasury shares that were granted to employees and Senior Management, for which they have the right to vote, and to a lesser extent to the shares acquired for coverage purposes for the new complementary retention program. These shares are not released on said dates.

During 2024, 2023 and 2022, the Group purchased 174,161, 163,067 and 137,604 shares of Credicorp Ltd., respectively, for a total of US$29.3 million (equivalent to S/110.9 million), US$22.5 million (equivalent to S/85.6 million) and US$22.5 million (equivalent to a S/83.6 million), respectively.

The purchase of shares during 2024 for S/110.9 million consists of S/2.4 million for the shares at par value and S/108.5 million for the higher value paid for the shares acquired. The purchase of shares during 2023 for S/85.6 million consists of S/2.3 million for the shares at par value and S/83.3 million for the higher value paid for the shares acquired.

c)	Reserves and other reserves -

Certain Group’s subsidiaries are required to keep a reserve that equals a percentage of paid-in capital (20.0, 30.0 or 50.0 percent, depending on its activities and the country in which production takes place); this reserve must be constituted with annual transfers of not less than 10.0 percent of net profits. As of December 31, 2024, 2023 and 2022, the balance of this reserves amounts approximately to S/9,175.8 million, S/8,621.7 million and S/7,783.3 million, respectively.

At the Board meetings held on April 27, 2024, April 27, 2023 and April 28, 2022, the decision was made to transfer from “Retained earnings” to “Reserves” S/1,778.8 million, S/2,593.6 million and  S/2,354.9 million, respectively.

“Other reserves” include unrealized gains (losses) on fair value of investments through other comprehensive income and on cash flow hedges derivative instruments, net of deferred income tax and non-controlling interest. Movement was as follows:

	Other reserves:
	Instruments that will not be reclassifed to profit or loss	Instruments that will be reclassified to consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Reserve for cash flow hedges	Insurance reserves	Foreign currency translation reserve	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balance as of January 1, 2022	206,885	(139,500)	(273)	–	337,037	404,149
(Decrease) in net unrealized gains on investments	(36,477)	(1,629,016)	–	–	–	(1,665,493)
Transfer to results of the net realized loss of investments	–	49,754	–	–	–	49,754
Transfer to income statement of credit loss on investments	–	63,203	-	-	-	63,203
Change in net unrealized gain on cash flow hedges derivatives	–	–	29,109	–	–	29,109
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	–	–	(28,048)	–	–	(28,048)
Other reserves	–	–	–	1,133,536	–	1,133,536
Foreign exchange translation	–	–	–	–	(301,969)	(301,969)
Net movement in hedges of net investments in foreign businesses	–	–	–	–	39,587	39,587
Balance as of December 31, 2022	170,408	(1,655,559)	788	1,133,536	74,655	(276,172)
(Decrease) increase in net unrealized gains on investments	(12,247)	1,241,632	–	–	–	1,229,385
Transfer to results of the net realized loss of investments	–	7,789	–	–	–	7,789
Transfer to income statement of credit loss on investments	–	8,716	–	–	–	8,716
Change in net unrealized gain on cash flow hedges derivatives	–	–	18,359	–	–	18,359
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	–	–	(30,550)	–	–	(30,550)
Other reserves	–	–	–	(754,192)	–	(754,192)
Foreign exchange translation	–	–	–	–	73,498	73,498
Net movement in hedges of net investments in foreign businesses	–	–	–	–	18,950	18,950
Balance as of December 31, 2023	158,161	(397,422)	(11,403)	379,344	167,103	295,783
Increase in net unrealized gains on investments	24,116	136,783	–	–	–	160,899
Transfer to results of the net realized loss of investments	–	36,712	–	–	–	36,712
Transfer to income statement of credit loss on investments	–	32,776	–	–	–	32,776
Change in net unrealized gain on cash flow hedges derivatives	–	–	27,186	–	–	27,186
Transfer of net realized gain on cash flow hedges derivatives to profit or gain	–	–	(17,416)	–	–	(17,416)
Other reserves	–	–	–	(69,383)	–	(69,383)
Foreign exchange translation	–	–	–	–	(114,143)	(114,143)
Transfer of fair value reserve to accumulated results	(137,787)	–	–	–	–	(137,787)
Balance as of December 31, 2024	44,490	(191,151)	(1,633)	309,961	52,960	214,627

d)	Components of other comprehensive income -

The movement of the item is as follows:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
To be reclassified to the consolidated statement of income in later periods Equity instruments at fair value with changes in other comprehensive income
Net unrealized gain (loss)	136,783	1,241,632	(1,629,016)
Transfer to results of net realized loss	36,712	7,789	49,754
Transfer of recovery of credit loss to profit or loss	32,776	8,716	63,203
Sub total	206,271	1,258,137	(1,516,059)
Non-controlling interest	4,612	18,317	(15,535)
Income tax	(5,118)	58,489	(82,459)
	205,765	1,334,943	(1,614,053)

Cash flow hedge reserves:
Net gain on cash flow hedges	27,186	18,359	29,109
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	(17,416)	(30,550)	(28,048)
Sub total	9,770	(12,191)	1,061
Non-controlling interest	125	(148)	27
Income tax	4,030	(5,104)	158
	13,925	(17,443)	1,246

Other reserves:
Insurances reserves	(69,383)	(754,192)	1,133,536
Non-controlling interest	(793)	(8,619)	10,604
	(70,176)	(762,811)	1,144,140

Foreign exchange traslation:
Exchange gains or losses	(114,143)	73,498	(301,969)
Net movement in hedges of net investments in foreign businesses	–	18,950	39,587
Sub total	(114,143)	92,448	(262,382)
Non-controlling interest	1	(34)	(114)
	(114,142)	92,414	(262,496)

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Not to be reclassified to the consolidated statement of income in later periods:

Equity instruments at fair value with changes in other comprehensive income
Net unrealized gain (loss)	24,116	(12,247)	(36,477)
Transfer to accumulated results from investment sale	(137,787)	–	–
Sub total	(113,671)	(12,247)	(36,477)
Non-controlling interest	7	127	23
Income tax	(8,439)	3,791	(2,109)
	(122,103)	(8,329)	(38,563)
Attributable to:
Credicorp’s equity holders	(81,156)	571,955	(680,321)
Non-controlling interest	3,952	9,643	(4,995)
	(77,204)	581,598	(685,316)

e)	Dividend distribution –

The chart below shows the distribution of dividends agreed by the Board of Directors:

	2024	2023	2022

Date of Meeting - Board of Directors	25.04.2024	27.04.2023	28.04.2022
Dividends distribution, net of treasury shares effect (in thousands of soles)	2,788,657	1,994,037	1,196,422
Payment of dividends per share (in soles)	35.0	25.0	15.0
Date of dividends payout	14.06.2024	09.06.2023	10.06.2022
Exchange rate published by the SBS	3.7685	3.6901	3.7560
Dividends payout (equivalent in thousands of US$)	739,991	540,375	318,536

At the Board of Directors held on August 29, 2024, agreed an additional dividend payment, net of the effect of treasury shares, for approximately S/875.9 million charged to reserves. These dividends were paid on October 18, 2024.

On April 24, 2025, the Board of Directors of Credicorp Ltd. approved the distribution of a cash dividend of S/3,775.3 million equivalent to S/40.00 per share, to be distributed on June 13, 2025.

In accordance with current Peruvian legislation, there is no restriction for overseas remittance of dividends or the repatriation of foreign investment. As of December 31, 2024, 2023 and 2022 dividends paid by the Peruvian subsidiaries to Credicorp are subject to a 5.0 percent withholding tax.

f)	Regulatory capital -

In accordance with the rules issued by the SBS relating to the ‘Regulations for the Consolidated Supervision of Financial and Mixed Conglomerates’, the regulatory capital requirement (“patrimonio efectivo” in Peru) applicable to Credicorp subsidiaries are determined based on the specific requirements per subsidiary and in accordance with the requirements of each regulator in the country in which they operate. As of December 31, 2024, and 2023, the effective capital requirements amounted to S/29,123.5 million and S/25,720.7 million respectively.

The effective capital of Credicorp and its subsidiaries determined in accordance with the provisions of these regulations amounted to S/40,009.5 million and S/33,452.6 million as of December 31, 2024, and 2023, respectively, which exceeded the minimum capital required by the SBS by S/10,885.9 million and S/7,731.9 million, respectively.